CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Disclosure of Expected Credit Loss - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Increase (decrease) in UK unemployment rate (in percent)	1.00%
Allowance account for credit losses of financial assets	£ 6,132	£ 3,380
Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	5,018	2,927
Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	5,596	3,176
Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	6,829	3,602
Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	9,811	5,007
Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	1,215	812
1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	203	141
1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	(188)	(143)
UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	1,027	569
UK mortgages | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	602	311
UK mortgages | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	797	461
UK mortgages | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	1,269	670
UK mortgages | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	2,578	1,667
UK mortgages | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	0	0
UK mortgages | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	25	33
UK mortgages | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	(23)	(34)
Other Retail
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	2,368	1,521
Other Retail | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	2,154	1,435
Other Retail | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	2,299	1,486
Other Retail | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	2,509	1,570
Other Retail | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	2,819	1,740
Other Retail | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	0	0
Other Retail | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	54	39
Other Retail | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	(54)	(54)
Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	2,315	1,263
Commercial Banking | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	1,842	1,154
Commercial Banking | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	2,079	1,202
Commercial Banking | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	2,629	1,335
Commercial Banking | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	3,985	1,573
Commercial Banking | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	1,215	812
Commercial Banking | Best case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	977	438
Commercial Banking | Worst case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	1,536	1,095
Commercial Banking | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	123	68
Commercial Banking | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	(110)	(54)
Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	422	27
Other | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	420	27
Other | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	421	27
Other | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	422	27
Other | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	429	27
Other | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	0	0
Other | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	1	1
Other | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	(1)	(1)
10pp increase in HPI
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	(206)	(110)
10pp decrease in HPI
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	£ 284	£ 147